Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes
Convertible Notes

(11)Convertible Notes

In August and September 2018, we issued convertible notes for aggregate cash proceeds of $5,000, which had an original maturity date of December 31, 2019. The maturity date for the convertible notes was revised in 2019 to be December 31, 2020, and in 2020 to be December 31, 2021. The extension of maturity dates in each case were determined to be modifications to the debt instruments. Between May and September 2019, we issued additional convertible notes for aggregate cash proceeds of $15,000, with a maturity date of December 31, 2020, which was also modified to December 31, 2021. Between March and October 2020, we issued convertible notes for aggregate cash proceeds of $9,102, with a maturity date of December 31, 2021.

The convertible notes accrued interest at 8% and could only be prepaid upon the favorable vote of the majority holders. When and if we complete a “qualified financing” on or prior to the maturity date, the unpaid principal and accrued interest on the convertible notes are automatically convertible into the same class of preferred stock offered in the qualified financing at the lesser of $0.50 per share or 85% of the price per share paid by cash purchasers for the preferred stock issued in the qualified financing. (This discount on the price per share paid by cash purchasers was subsequently modified in 2021, see below.) A “qualified financing” is a preferred stock financing transaction for the purpose of raising capital with gross proceeds of at least $5,000, excluding all proceeds from convertible notes that convert into preferred stock in connection with the financing. This conversion upon a qualified financing feature essentially provides the holder with a fixed return that is settled in a variable number of shares. As such, it qualified to be accounted for as an embedded derivative, a put option liability, at fair value. The put option liability was initially recorded as a debt discount and subsequently remeasured at its fair value each period end. We estimated the fair value of the put option liability based upon the 90% probability of a qualified financing occurring multiplied by the value to be received by the holder (Level 3 inputs). (We estimated a 10% probability that the convertible notes would convert at maturity.) The put option liabilities associated with the 2018, 2019 and 2020 convertible notes were initially measured at $794, $2,382 and $1,446, respectively. The fair value of the put liabilities did not change at December 31, 2019, 2020 or 2021, as management’s estimate of the probability of a qualified financing did not change. Through December 31, 2021, additional put option liability was recorded for the conversion feature applied to the accumulating accrued interest balance of $303, which was recorded as additional put option liability and debt discount. The discounts on the debt as a result of recording the initial put liabilities was amortized to interest expense over the term of the loans using the effective interest method.

Between March 2020 and December 2020, we also issued convertible notes for aggregate cash proceeds of $15,545. An additional convertible note for $45 was issued in January 2021. These notes differed from the other notes issued during 2018 through 2020 in that they did not contain the conversion discount of 15%. Instead, they were accompanied by warrants to purchase 15,590,000 Series A-6 preferred shares at $0.01 per share initially, which upon issuance of the Series B Preferred Stock in 2021, were automatically converted into warrants to purchase Series B Preferred Stock. The warrants expire on the fifth anniversary of the issue date. All other terms of the notes were the same. Since the warrants are for preferred stock that were initially redeemable, they were recorded as a liability in the accompanying balance sheet at December 31, 2020. The initial value of the warrant liability of $3,887 ($3,877 for the warrants issued in 2020; $10 for the warrant issued in 2021) was determined using the Black-Scholes method and resulted in an additional debt discount that was being amortized to interest expense using the effective interest method.

The convertible notes also included a provision whereby upon a change in control prior to the conversion or repayment in full of the principal amount of the convertible notes, the Company would be obligated, at each holder’s option, to either (A) pay such holder in cash an amount equal to (is) the outstanding principal and interest accrued to that date, plus (ii) a premium equal to 100% of the unpaid principal and accrued interest, or (B) convert the outstanding principal and interest accrued to date into Series A-6 preferred stock at a conversion price of $0.50 per share. This change in control prepayment and conversion provision qualifies as an embedded derivative and has been included in the fair value of the embedded derivative noted above.

Finally, the convertible notes also included a provision whereby the unpaid principal and accrued interest would convert at maturity, at the option of the holders of at least 2/3 of the outstanding principal amount of the outstanding convertible notes, into shares of the Company’s Series A-6 preferred stock at a conversion price of $0.25 per share.

Interest expense related to convertible notes was $1,773 for the year ended December 31, 2021, which included the 8% stated interest and amortization of the debt discounts associated with the embedded put liabilities and attached warrants.

In March 2021, the Company’s board and note holders (many of whom are also stockholders) agreed to eliminate the 15% discount in the next qualified round of financing attached to the 2018, 2019 and 2020 issuances of convertible notes. We determined the elimination of the 15% discount was a modification of the convertible notes with related parties and, as a result, we recorded the impact of removing the put option liability associated with the convertible notes of $5,210 to Additional Paid-in Capital in the accompanying consolidated balance sheet for the year ended December 31, 2021. Also in March 2021, the issuance of Series B preferred stock was determined to be a qualified financing event. Accordingly, all of the convertible notes, with a notional amount of $44,692, were converted, with accumulated interest of $4,426, into 163,726,121 shares of Series B preferred stock at a conversion price of $0.30 per share. Upon the conversion of the convertible notes to Series B preferred stock, we also recognized the remaining unamortized debt discounts associated with the conversion features and warrants in the aggregate of $3,416 as a loss on conversion of convertible notes in the accompanying consolidated statements of operations.